                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-9819

                 ----------------------------------------------

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                  P.O. Box 5049
                           Boston, Massachusetts 02206

 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

 (Name and Address of Agent for                          Copy to:
              Service)

Julie Tedesco, Vice President and Counsel          Timothy W. Diggins, Esq.
   State Street Bank and Trust Company                   Ropes & Gray
      One Federal Street, 9th Floor                One International Place
       Boston, Massachusetts 02110             Boston, Massachusetts 02110-2624

Registrant's telephone number, including area code: (617) 662-3968

Date of fiscal year end:  December 31

Date of reporting period:  December 31, 2003

ITEM 1:  SHAREHOLDER REPORT

                       STATE STREET EQUITY 500 INDEX FUND

                                  ANNUAL REPORT

                                DECEMBER 31,2003

STATE STREET EQUITY 500 INDEX FUND CLASS A

GROWTH OF A $10,000 INVESTMENT(a)

[LINE GRAPH]

              State Street    S&P 500 Index** (b)
 4/18/2001       10,000             10,000
12/31/2001        9,703              9,727
 30/6/2002        8,422              8,447
12/31/2002        7,538              7,578
 6/30/2003        8,413              8,469
12/31/2003        9,677              9,751

                           INVESTMENT PERFORMANCE (a)
                   For the Fiscal Year Ended December 31,2003


                                                        Total Return
                               Total Return       Average Annualized Since
                              One year ended     Commencement of Operations
                             December 31,2003         (April 18,2001)
                             ----------------    --------------------------
State Street Equity 500
  Index Fund Class A          28.37%                      -1.21%
S&P 500 Index                 28.68%                      -0.92%

(a) Total returns and performance graph information represent past performance and are not indicative of future results. Investment return and principal value of an investment will fluctuate so that an investor's share,when redeemed,may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(b) The Standard & Poor's 500 Composite Stock Price Index is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general.

STATE STREET EQUITY 500 INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

ASSETS
  Investment in State Street Equity 500 Index Portfolio,at value
     (identified cost $248,006,544) (Note 1)                       $266,158,341
  Receivable for Fund shares sold                                       225,626
                                                                   ------------
                                                                    266,383,967
LIABILITIES
  Distribution fees payable (Note 3)                                     92,063
  Administration fees payable (Note 3)                                   10,932
                                                                   ------------
                                                                        102,995
                                                                   ------------
NET ASSETS                                                         $266,280,972
                                                                   ============
NET ASSETS CONSIST OF:
  Paid-in Capital                                                  $287,160,778
  Undistributed net investment income                                     6,263
  Accumulated net realized loss                                     (39,037,866)
  Net unrealized appreciation on investments                         18,151,797
                                                                   ------------
NET ASSETS                                                         $266,280,972
                                                                   ============
CLASS A SHARES:
NET ASSETS                                                         $182,037,365
  Shares of beneficial interest outstanding                          19,496,525
  Offering,net asset value,and redemption price per share          $       9.34
                                                                   ============
CLASS B SHARES:
NET ASSETS                                                         $ 84,243,607
  Shares of beneficial interest outstanding                           9,026,855
  Offering,net asset value,and redemption price per share          $       9.33
                                                                   ============

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

INCOME
  Dividend income allocated from Portfolio (Note 2)                                          $ 3,174,511
  Interest income allocated from Portfolio (Note 2)                                                4,431
  Security lending income allocated from Portfolio (Note 2)                                       67,198
  Expenses allocated from Portfolio (Note 3)                                                     (81,863)
                                                                                             -----------
                                                                                               3,164,277
                                                                                             -----------
EXPENSES
  Distribution fees (Note 3)                                                                     228,621
     Class A                                                                                      73,043
     Class B                                                                                      90,826
                                                                                             -----------
  Administration fees (Note 3)                                                                   392,490
                                                                                             -----------
                                                                                               2,771,787
                                                                                             -----------
NET INVESTMENT INCOME
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) allocated from Portfolio on:
  Investments                                                                                 (7,823,046)
  Futures                                                                                      1,353,729
                                                                                             -----------
                                                                                              (6,469,317)
                                                                                             -----------
Change in unrealized appreciation (depreciation) allocated from Portfolio on:
  Investments                                                                                 52,439,634
  Futures                                                                                        248,930
                                                                                             -----------
                                                                                              52,688,564
                                                                                             -----------
Net realized and unrealized gain on investments                                               46,219,247
                                                                                             -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                         $48,991,034
                                                                                             ===========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                       For the         For the
                                                                     Year Ended      Year Ended
                                                                      12/31/03        12/31/02
                                                                      --------        --------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
  Net investment income                                             $   2,771,787   $   2,078,946
  Net realized loss on investments                                     (6,469,317)     (4,970,430)
  Change in unrealized appreciation (depreciation)                     52,688,564     (36,016,168)
                                                                    -------------   -------------
  Net increase (decrease) in net assets resulting from operations      48,991,034     (38,907,652)
                                                                    -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
     Class A                                                           (1,994,382)     (2,069,646)
     Class B                                                             (761,272)              -
                                                                    -------------   -------------
     Total Distributions                                               (2,755,654)     (2,069,646)
                                                                    -------------   -------------
NET INCREASE FROM CAPITAL SHARE TRANSACTIONS
CLASS A
  Shares sold                                                          17,561,384      19,086,180
  Reinvestment of distributions                                         1,994,382       2,069,646
  Shares redeemed                                                     (11,282,817)    (15,337,575)
                                                                    -------------   -------------
     Net increase from capital share transactions                       8,272,949       5,818,251
                                                                    -------------   -------------
CLASS B*
  Shares sold                                                          81,896,523               -
  Reinvestment of distributions                                           761,272               -
  Shares redeemed                                                      (7,500,597)              -
                                                                    -------------   -------------
     Net increase from capital share transactions                      75,157,198               -
                                                                    -------------   -------------
  Net increase (decrease) in net assets                               129,665,527     (35,159,047)
NET ASSETS,BEGINNING OF YEAR                                          136,615,445     171,774,492
                                                                    -------------   -------------
NET ASSETS,END OF YEAR                                              $ 266,280,972   $ 136,615,445
                                                                    =============   =============
Undistributed net investment income                                 $       6,263   $       3,026
                                                                    =============   =============

----------
* Class B commenced operations on March 10,2003.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

                                    For the      For the
                                  Year Ended    Year Ended
                                   12/31/03      12/31/02
                                   --------      --------
CHANGES IN SHARES:
CLASS A
  Shares sold                      2,194,164     2,302,286
  Reinvestment of distributions      227,163       281,202
  Shares redeemed                 (1,485,709)   (1,875,976)
                                  ----------    ----------
    Net increase in shares           935,618       707,512
                                  ==========    ==========
CLASS B*
  Shares sold                      9,803,007             -
  Reinvestment of distributions       81,769             -
  Shares redeemed                   (857,921)            -
                                  ----------    ----------
    Net increase in shares         9,026,855             -
                                  ==========    ==========

----------
* Class B commenced operations on March 10,2003.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

FINANCIAL HIGHLIGHTS
FOR A CLASS A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD

                                                                Year           Year            Period
                                                               Ended          Ended             Ended
                                                              12/31/03       12/31/02        12/31/01(a)
                                                            ------------    ------------    ------------
PER SHARE OPERATING PERFORMANCE (b):
NET ASSET VALUE,BEGINNING OF PERIOD                         $       7.36    $       9.62    $      10.00
                                                            ------------    ------------    ------------
INVESTMENT OPERATIONS:
   Net investment income                                            0.13*           0.11            0.08
   Net realized and unrealized gain (loss) on investments           1.95           (2.26)          (0.38)
                                                            ------------    ------------    ------------
      Total from investment operations                              2.08           (2.15)          (0.30)
                                                            ------------    ------------    ------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                           (0.10)          (0.11)          (0.08)
                                                            ------------    ------------    ------------
      Total distributions                                          (0.10)          (0.11)          (0.08)
                                                            ------------    ------------    ------------
   Net increase (decrease) in net assets                            1.98           (2.26)          (0.38)
                                                            ------------    ------------    ------------
NET ASSET VALUE,END OF PERIOD                               $       9.34    $       7.36    $       9.62
                                                            ============    ============    ============
TOTAL RETURN (c)                                                   28.37%         (22.31)%         (2.97)%
                                                            ============    ============    ============

RATIOS AND SUPPLEMENTARY DATA:
   Net Assets,End of Period (000s)                          $    182,037    $    136,615    $    171,774
   Ratios to average net assets:
      Operating expenses                                           0.245%          0.245%          0.245%(d)
      Net investment income                                         1.54%           1.37%           1.18%(d)
   Portfolio turnover rate                                            12%             13%             14%

----------

(a) Class A commenced operations on April 18,2001.

(b) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the State Street Equity 500 Index Portfolio.

(c) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed,for the purpose of this calculation,to be reinvested at net asset value per share on the respective payment dates of each fund. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d) Annualized.

* Net investment income per share calculated using the average shares method.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

FINANCIAL HIGHLIGHTS
FOR A CLASS B SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD

                                                                              Period
                                                                               Ended
                                                                            12/31/03 (a)
                                                                            ------------
PER SHARE OPERATING PERFORMANCE (b):
NET ASSET VALUE,BEGINNING OF PERIOD                                         $       6.94
                                                                            ------------
INVESTMENT OPERATIONS:
   Net investment income                                                            0.10*
   Net realized and unrealized gain on investments                                  2.38
                                                                            ------------
     Total from investment operations                                               2.48
                                                                            ------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                                           (0.09)
                                                                            ------------
     Total distributions                                                           (0.09)
                                                                            ------------
   Net increase in net assets                                                       2.39
                                                                            ------------

NET ASSET VALUE,END OF PERIOD                                               $       9.33
                                                                            ============
TOTAL RETURN (c)                                                                   35.71%
                                                                            ============
RATIOS AND SUPPLEMENTARY DATA:

   Net Assets,End of Period (000s)                                          $     84,244
   Ratios to average net assets:
      Operating expenses                                                           0.345%(d)
      Net investment income                                                         1.45%(d)
   Portfolio turnover rate                                                            12%

----------
(a) Class B commenced operations on March 10,2003.

(b) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the State Street Equity 500 Index Portfolio.

(c) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed,for the purpose of this calculation,to be reinvested at net asset value per share on the respective payment dates of each fund. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d) Annualized.

* Net investment income per share calculated using the average shares method.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

1. ORGANIZATION

The State Street Institutional Investment Trust (the "Trust") is a registered and diversified open-end investment company,as defined in the Investment Company Act of 1940,as amended (the "1940 Act"),that was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 16,2000. The Trust consists of the following diversified series:the State Street Equity 500 Index Fund,the State Street Equity 400 Index Fund,the State Street Equity 2000 Index Fund, the State Street MSCI(R)EAFE(R)Index Fund,the State Street Aggregate Bond Index Fund,the State Street Money Market Fund and the State Street U.S. Government Money Market Fund,each of which is a separate diversified series of the Trust. Information presented in these financial statements pertains only to the State Street Equity 500 Index Fund (the "Fund"). Pursuant to the Trust's Declaration of Trust,the Trustees are authorized to issue an unlimited number of shares,with no par value,of the Fund.

The Fund commenced operations on April 18,2001. As of December 31,2003,the Fund was the only series of the Trust that had commenced operations. The Fund offers both Class A and Class B shares. Class A commenced operations on April 18,2001 and Class B commenced operations on March 10,2003.

The Fund invests all of its investable assets in interests in the State Street Equity 500 Index Portfolio (the "Portfolio"). The investment objective and policies of the Portfolio are the same as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (9.804% at December 31,2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio,including the portfolio of investments,are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund's financial statements are prepared in accordance with generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION - The Fund records its investment in the Portfolio at value. The valuation policies of the Portfolio are discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere within this report.

STATE STREET EQUITY 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2003

SECURITY TRANSACTIONS,INVESTMENT INCOME AND EXPENSES - Securities transactions are recorded on a trade date basis. Net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio,less all expenses of the Fund. Realized and unrealized gains and losses from security transactions consist of the Fund's pro-rata share of the Portfolio's realized and unrealized gains and losses. Realized gains and losses from security transactions are recorded on the basis of identified cost. Class specific distribution fees are borne by that class. Income,non-class specific expenses,and realized and unrealized gains and losses are allocated to the respective classes daily on the basis of relative net assets.

DIVIDENDS AND DISTRIBUTIONS - Dividends,if any,are declared and paid,at least,annually. Net realized capital gains,if any,are distributed annually,unless additional distributions are required for compliance with applicable tax regulations.

The tax character of distributions paid to shareholders during the years ended December 31,2003 and 2002 were as follows:

                      2003         2002
                   ----------   ----------
Ordinary income    $2,755,654   $2,069,646

At December 31,2003 the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income    $      1,728
Capital loss carryover            (26,020,232)
Unrealized appreciation             5,138,698
                                 ------------
Total                             (20,879,806)
                                 ============

The differences between book and tax distributable earnings are primarily due to return of capital dividend payments from Real Estate Investment Trusts and mark to markets of futures contracts.

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986,as amended. By so qualifying and electing,the Fund will not be subject to federal income taxes to the extent it distributes its taxable income,including any net realized capital gains,for each fiscal year. In addition, by distributing during each calendar year substantially all of its net taxable income and capital gains, if any,the Fund will not be subject to federal excise tax.

STATE STREET EQUITY 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2003

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These book tax differences are primarily due to wash sales loss deferrals.

At December 31,2003,the Fund had capital loss carry forwards in the amount of $26,020,232,of which $18,165,550,$7,776,419,and $78,263 may be utilized to offset future net realized capital gains until expiration dates of December 31,2009,December 31,2010,and December 31,2011, respectively. No post-October losses were deferred in the current year.

At December 31,2003,the cost of investments computed on a federal income tax basis was $261,019,643. The aggregate gross unrealized appreciation and gross unrealized depreciation was $5,138,698 and $0,respectively. The differences between book and tax cost amounts are primarily due to wash sales loss deferrals.

3. RELATED PARTY FEES AND TRANSACTIONS

The Portfolio pays a unitary fee of 0.045% of its average daily net assets to State Street Bank & Trust Company ("State Street") for SSgA Funds Management,Inc.'s (SSgA),a subsidiary of State Street Corporation and an affiliate of State Street,services as the investment adviser and for State Street's services as administrator,custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio,including ordinary legal and audit expenses). For the year ended December 31,2003,the Fund's pro-rata share of these expenses amounted to $81,863. State Street is also the administrator for the Fund,the custodian for the Fund's assets,and serves as the transfer agent to the Fund. As compensation for its services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Fund,including ordinary legal and audit expenses),State Street receives a fee at an annual rate of 0.05% of average daily net assets of the Fund. Under this arrangement,the Fund's expenses for the year ended December 31,2003, amounted to $90,826.

ALPS Distributors,Inc. serves as Distributor (the "Distributor") pursuant to a Distribution Agreement with the Trust.

The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act, (the "Rule12b-1 Plan"). Under the Rule 12b-1 Plan,the Fund may compensate financial intermediaries in connection with the distribution of Class A and Class B shares and for services provided to the Fund's shareholders. The Rule 12b-1 Plan calls for payments at an annual rate of up to 0.25% of daily average net assets for Class B shares of the Fund,and an annual rate of up to 0.15% of daily average net assets for Class A shares of the Fund. For the year ended December 31,2003,the Fund made payments to financial intermediaries pursuant to the Rule 12b-1 plan in the amount of $301,664.

STATE STREET EQUITY 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2003

4. TAX INFORMATION - (UNAUDITED)

For federal income tax purposes,the following information is furnished with respect to the Fund's distributions for its fiscal year ended December 31,2003:

State Street Equity 500 Index Fund had 100% of 2003 dividends qualify for the corporate dividends received deduction. 100% of these distributions have also met the requirements needed to be considered qualified dividends under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

STATE STREET EQUITY 500 INDEX FUND
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees of State Street Institutional Investment Trust and Shareholders of State Street Equity 500 Index Fund:

We have audited the accompanying statement of assets and liabilities of the State Street Equity 500 Index Fund (one of the funds constituting State Street Institutional Investment Trust)(the "Fund") as of December 31, 2003, and the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Equity 500 Index Fund of the State Street Institutional Trust at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                              ERNST OF YOUNG LLP

Boston, Massachusetts
February 6, 2004

STATE STREET EQUITY 500 INDEX FUND
STATE STREET INSTITUTIONAL INVESTMENT TRUST
(UNAUDITED)

                                                                                           NUMBER OF
                                                                                            FUNDS IN         OTHER
                           POSITION(S)  TERM OF OFFICE                                    FUND COMPLEX   DIRECTORSHIPS
                            HELD WITH    AND LENGTH OF         PRINCIPAL OCCUPATION       OVERSEEN BY      HELD BY
  NAME,ADDRESS, AND AGE       TRUST       TIME SERVED         DURING PAST FIVE YEARS         TRUSTEE        TRUSTEE
-------------------------  -----------  ---------------  -------------------------------  ------------  --------------
INDEPENDENT TRUSTEES:

Michael F. Holland         Trustee and  Term:Indefinite  Chairman,Holland &                    14       Trustee,State
Holland & Company,LLC      Chairman of  Elected:2/00     Company L.L.C.                                 Street Master
375 Park Avenue            the Board                     (investment adviser),                          Funds;
New York,NY 10152                                        (1995 - present).                              Director,the
Age:59                                                                                                  Holland
                                                                                                        Series Fund,
                                                                                                        Inc.; and
                                                                                                        Director,The
                                                                                                        China Fund,
                                                                                                        Inc.

William L. Boyan           Trustee      Term:Indefinite  Trustee of Old Mutual                 14       Trustee,State
State Street Master Funds               Elected:2/00     South Africa Master Trust                      Street Master
P.O. Box 5049                                            (investments) (1995 - present);                Funds; and
Boston,MA 02206                                          Chairman emeritus,Children's                   Trustee,Old
Age:67                                                   Hospital (1984 - present);                     Mutual South
                                                         Director,Boston Plan For                       Africa
                                                         Excellence (non-profit) (1984 -                Master Trust
                                                         present); President and Chief
                                                         Operations Officer,John
                                                         Hancock Mutual Life
                                                         Insurance Company (1959 -
                                                         1999). Mr. Boyan retired
                                                         in 1999.

Rina K. Spence             Trustee      Term:Indefinite  President of SpenceCare               14       Trustee,State
7 Acacia Street                         Elected:2/00     International LLC (1998 -                      Street Master
Cambridge,MA 02138                                       present),Member of the                         Funds;
Age:55                                                   Advisory Board,Ingenium                        Director,
                                                         Corp.,(technology company)                     Berkshire
                                                         (2001 - present); Chief                        Life
                                                         Executive Officer,IEmily.com,                  Insurance
                                                         (internet company) (2000 -                     Company of
                                                         2001); Chief Executive                         America; and
                                                         Officer of Consesus                            Director,
                                                         Pharmaceutical,Inc.,(1998 -                    IEmily.com
                                                         1999); Founder; President,and
                                                         Chief Executive Officer of
                                                         Spence Center for Woman's
                                                         Health,(1994 - 1998); Trustee,
                                                         Eastern Enterprise, (utilities)
                                                         (1998 - 2000).

STATE STREET EQUITY 500 INDEX FUND
STATE STREET INSTITUTIONAL INVESTMENT TRUST
(UNAUDITED)

                                                                                           NUMBER OF
                                                                                            FUNDS IN         OTHER
                           POSITION(S)  TERM OF OFFICE                                    FUND COMPLEX   DIRECTORSHIPS
                            HELD WITH    AND LENGTH OF         PRINCIPAL OCCUPATION       OVERSEEN BY      HELD BY
  NAME,ADDRESS, AND AGE       TRUST       TIME SERVED         DURING PAST FIVE YEARS         TRUSTEE        TRUSTEE
-------------------------  -----------  ---------------  -------------------------------  ------------  --------------
INDEPENDENT TRUSTEES:

Douglas T. Williams         Trustee     Term:Indefinite  Executive Vice President of          14        Trustee,State
State Street Master Funds               Elected:2/00     of Chase Manhattan Bank,                       Street Master
P.O. Box 5049                                            (1987 - 1999). Mr. Williams                    Funds
Boston,MA 02206                                          retired in 1999.

OFFICERS:

Donald A. Gignac            President   Term:Indefinite  Senior Vice President of             --        --
State Street Bank and                   Elected:8/03     State Street Bank and Trust
Trust Company                                            Company (2002 - present);
2 Avenue de Lafayette                                    Vice President of State
Boston,MA 02111                                          Street Bank and Trust
Age:38                                                   Company (1993 - 2002).

Karen Gillogly              Treasurer   Term:Indefinite  Vice President of State              --        --
State Street Bank and                   Elected:9/03     Street Bank and Trust
Trust Company                                            Company (1999 - present);
One Federal Street                                       Audit Senior Manager,
Boston,MA 02110                                          Ernst & Young LLP
Age:37                                                   (1998 - 1999).

Julie A. Tedesco            Secretary   Term:Indefinite  Vice President and Counsel of        --        --
State Street Bank and                   Elected:5/00     State Street Bank and Trust
Trust Company                                            Company (2000 - present);
One Federal Street                                       Counsel of First Data Investor
Boston,MA 02110                                          Services Group,Inc.,
Age:46                                                   (1994 - 2000).

                     STATE STREET EQUITY 500 INDEX PORTFOLIO

                                  ANNUAL REPORT

                               DECEMBER 31, 2003

STATE STREET EQUITY 500 INDEX PORTFOLIO

MANAGEMENT DISCUSSION OF FUND PERFORMANCE AND ANALYSIS

The Portfolio

The State Street Equity 500 Index Portfolio's (the "Portfolio") investment objective is to replicate as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500(R) Index"). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500 Index. The S&P 500 Index is a well-known unmanaged stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

For the year ended December 31, 2003, the Portfolio gained 28.62%. For the same period, the S&P 500 Index gained 28.68%.

The Market

Nobody predicted such handsome equity returns in 2003. Contributing to the positive performance this year was ample liquidity provided on the fiscal and monetary fronts, an improving economy, and less geo-political risk, especially after the capture of Sadaam Hussein. The fourth quarter's gains across indices added to the positive returns from quarters two and three, making the losses that started the year in the first quarter of 2003 a distant memory. The S&P 500 Index gained 12.18% in the fourth quarter and gained 28.68% for the year ended December 2003.

While large cap stocks performed very well this year, mid and especially small cap stocks stole the show. The S&P 400 MidCap Index gained 13.19% in the fourth quarter and 35.62% for the year. The S&P SmallCap 600 Index bested both the large and mid caps, returning 14.78% and 38.79% in Q4 and 2003, respectively. The Russell 2000 Small Cap Index performed even better, gaining a whopping 47.25% for the year, due to the exceptional performance of some of the lower quality companies. The small cap performance contributed to the broad benchmarks having a good year. For the whole of 2003, the Russell 3000 Index gained 31.06% and the Wilshire 5000 Index gained 31.64%.

In 2003, value stocks outperformed growth in both the fourth quarter and for the year, across most capitalization segments and style indexes. Within the large caps, the S&P 500/BARRA Value Index outperformed the S&P 500/BARRA Growth Index in 2003.

Materials was the best performing sector in the fourth quarter of 2003, but contributed little to the Index's return given that it has such a small weight in the Index. Financials and information technology, the largest sectors, were the biggest contributors to performance in the fourth quarter of 2003. For the year, all sectors posted gains with technology leading the way.

STATE STREET EQUITY 500 INDEX PORTFOLIO

Telecommunication services struggled for much of the year, but did end up posting a single digit positive return.

The S&P 500's index turnover for the year was 1.45%. There were 9 index changes during the year that yielded the lowest yearly turnover since 1992.

STATE STREET EQUITY 500 INDEX PORTFOLIO

GROWTH OF A $10,000 INVESTMENT (a)

[LINE GRAPH]


             State Street   S&P 500 Index ** (b)
  3/1/2000      10,000             10,000
 6/30/2000      10,683             10,686
12/31/2000       9,759              9,755
 6/30/2001       9,090              9,102
12/31/2001       8,587              8,597
 6/30/2002       7,388              7,395
12/31/2002       6,621              6,630
 6/30/2003       7,399              7,410
12/31/2003       8,516              8,531

                           INVESTMENT PERFORMANCE (a)

                   For the Fiscal Year Ended December 31,2003



                                                                     Total Return
                                    Total Return               Average Annualized Since
                                   One year ended             Commencement of Operations
                                  December 31,2003                  (March 1,2000)
----------------------------------------------------------------------------------------
State Street Equity 500
   Index Portfolio                     28.62%                           -6.30%
S&P 500 Index (b)                      28.68%                           -6.25%

(a) Total returns and performance graph information represent past performance and are not indicative of future results. Investment return and principal value of an investment will fluctuate so that a partner's share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(b) The Standard & Poor's 500 Composite Stock Price Index is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31,2003

                                                 Market
                                                 Value
                                    Shares       (000)
                                  ----------    --------
COMMON STOCKS - 96.1%
CONSUMER DISCRETIONARY - 10.8%
American Greetings Corp.
 Class A (a)                          16,714    $    366
AutoNation,Inc. (a)                   69,000       1,268
AutoZone,Inc. (a)                     22,887       1,950
Bed Bath & Beyond,Inc. (a)            74,814       3,243
Best Buy Co.                          81,821       4,274
Big Lots,Inc. (a)                     32,038         455
Black & Decker Corp.                  19,433         958
Brunswick Corp.                       22,929         730
Carnival Corp.                       159,419       6,334
Centex Corp.                          15,788       1,700
Circuit City Stores-Circuit
 City Group                           52,939         536
Clear Channel
 Communications,Inc.                 155,765       7,294
Comcast Corp. (a)                    570,367      18,748
Cooper Tire & Rubber Co.              18,637         398
Dana Corp.                            40,449         742
Darden Restaurants,Inc.               43,710         920
Delphi Corp.                         140,767       1,437
Dillard's,Inc. Class A                19,253         317
Dollar General Corp.                  86,615       1,818
Dow Jones & Co.,Inc.                  21,526       1,073
Eastman Kodak Co.                     72,637       1,865
eBay,Inc. (a)                        163,560      10,564
Family Dollar Stores,Inc.             43,568       1,563
Federated Department
 Stores,Inc.                          45,576       2,148
Ford Motor Co.                       463,455       7,415
Fortune Brands,Inc.                   37,566       2,686
Gannett Co.,Inc.                      68,538       6,111
Gap,Inc.                             228,630       5,307
General Motors Corp.                 141,973       7,581
Genuine Parts Co.                     45,093       1,497
Goodyear Tire & Rubber Co.            44,442         349
Harley-Davidson,Inc.                  76,538       3,638
Harrah's Entertainment,Inc.           27,933       1,390
Hasbro,Inc.                           43,987         936
Hilton Hotels Corp.                   95,443       1,635
Home Depot,Inc.                      576,557      20,462
International Game Technology         87,452       3,122
Interpublic Group Cos.,Inc.           99,277       1,549
JC Penney & Co.,Inc.                  68,788       1,808
Johnson Controls,Inc.                 22,698       2,636
Jones Apparel Group,Inc.              32,379       1,141
KB HOME                               11,631         844
Knight-Ridder,Inc.                    20,191       1,562
Kohl's Corp. (a)                      86,910       3,906
Leggett & Platt,Inc.                  50,754       1,098
Limited Brands                       130,278       2,349
Liz Claiborne,Inc.                    27,641         980
Lowe's Cos.,Inc.                     199,123      11,029
Marriot International,Inc.
 Class A                              58,339       2,695
Mattel,Inc.                          108,345       2,088
May Department Stores Co.             73,867       2,147
Maytag Corp.                          20,729         577
McDonald's Corp.                     321,253       7,977
McGraw-Hill,Inc.                      48,413       3,385
Meredith Corp.                        13,347         651
New York Times Co. Class A            38,745       1,852
Newell Rubbermaid,Inc.                70,821       1,613
NIKE,Inc. Class B                     66,313       4,540
Nordstrom,Inc.                        34,938       1,198
Office Depot,Inc. (a)                 81,670       1,365
Omnicom Group,Inc.                    48,017       4,193
Pulte Homes,Inc.                      16,218       1,518
Radioshack Corp.                      42,553       1,306
Reebok International,Ltd.             15,571         612
Sears Roebuck & Co.                   64,554       2,937
Sherwin-Williams Co.                  36,770       1,277
Snap-On,Inc.                          14,748         475
Stanley Works                         20,232         766
Staples,Inc. (a)                     127,150       3,471
Starbucks Corp. (a)                   98,726       3,264
Starwood Hotels & Resorts
 Worldwide,Inc. Class B               50,612       1,821
Target Corp.                         230,757       8,861
Tiffany & Co.                         36,868       1,666
Time Warner,Inc. (a)               1,145,847      20,614
TJX Cos.,Inc.                        129,713       2,860
Toys "R" Us,Inc. (a)                  54,169         685
Tribune Co.                           78,955       4,074
Tupperware Corp.                      13,036         226

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31,2003

                                                 Market
                                                 Value
                                    Shares       (000)
                                  ----------    --------
CONSUMER DISCRETIONARY - (CONTINUED)
Univision Communications,Inc.
 Class A (a)                          81,418    $  3,232
V.F. Corp.                            27,888       1,206
Viacom,Inc. Class B                  443,289      19,673
Visteon Corp.                         29,453         307
Walt Disney Co.                      518,073      12,087
Wendy's International,Inc.            28,567       1,121
Whirlpool Corp.                       18,266       1,327
Yum! Brands,Inc. (a)                  74,222       2,553
                                                --------
                                                 293,952
                                                ========
CONSUMER STAPLES - 10.6%
Adolph Coors Co. Class B               9,244         519
Alberto Culver Co. Class B            15,639         987
Albertson's,Inc.                      92,413       2,093
Altria Group,Inc.                    514,764      28,013
Anheuser-Busch Cos.,Inc.             206,367      10,871
Archer-Daniels-Midland Co.           164,367       2,502
Avon Products,Inc.                    60,474       4,081
Brown-Forman Corp. Class B            15,241       1,424
Campbell Soup Co.                    104,683       2,805
Clorox Co.                            54,410       2,642
Coca-Cola Co.                        621,335      31,533
Coca-Cola Enterprises,Inc.           115,700       2,530
Colgate-Palmolive Co.                135,935       6,804
ConAgra Foods,Inc.                   135,646       3,580
Costco Wholesale Corp. (a)           115,751       4,304
CVS Corp.                             99,792       3,604
General Mills,Inc.                    94,364       4,275
Gillette Co.                         256,144       9,408
H.J. Heinz Co.                        88,820       3,236
Hershey Foods Corp.                   33,504       2,579
Kellogg Co.                          103,129       3,927
Kimberly-Clark Corp.                 127,664       7,544
Kroger Co. (a)                       188,222       3,484
McCormick & Co.,Inc.                  36,800       1,108
Pepsi Bottling Group,Inc.             66,053       1,597
PepsiCo,Inc.                         435,010      20,280
Procter & Gamble Co.                 328,711      32,832
R.J. Reynolds Tobacco
 Holdings,Inc.                        21,240       1,235
Safeway,Inc. (a)                     111,793       2,449
Sara Lee Corp.                       201,217       4,368
SuperValu,Inc.                        33,960         971
SYSCO Corp.                          163,781       6,098
UST Corp.                             41,647       1,486
Wal-Mart Stores,Inc.               1,097,128      58,203
Walgreen Co.                         259,610       9,445
Winn-Dixie Stores,Inc.                31,710         316
Wrigley Wm.,Jr. Co.                   56,716       3,188
                                                --------
                                                 286,321
                                                ========
ENERGY - 5.6%
Amerada Hess Corp.                    22,502       1,196
Anadarko Petroleum Corp.              63,554       3,242
Apache Corp.                          40,965       3,322
Ashland,Inc.                          17,080         753
Baker Hughes,Inc.                     84,480       2,717
BJ Services Co. (a)                   40,055       1,438
Burlington Resources,Inc.             51,128       2,831
ChevronTexaco Corp.                  270,947      23,407
ConocoPhillips                       172,441      11,307
Devon Energy Corp.                    58,761       3,365
EOG Resources,Inc.                    28,984       1,338
ExxonMobil Corp.                   1,675,702      68,704
Halliburton Co.                      111,386       2,896
Kerr-McGee Corp.                      26,136       1,215
Marathon Oil Corp.                    78,234       2,589
Nabors Industries,Ltd. (a)            38,215       1,586
Noble Corp. (a)                       34,523       1,235
Occidental Petroleum Corp.            98,123       4,145
Rowan Cos.,Inc. (a)                   23,639         548
Schlumberger,Ltd.                    148,207       8,110
Sunoco,Inc.                           19,228         983
Transocean,Inc. (a)                   82,295       1,976
Unocal Corp.                          66,788       2,460
                                                --------
                                                 151,363
                                                ========
FINANCIALS - 19.8%
ACE,Ltd.                              70,455       2,918
AFLAC,Inc.                           129,716       4,693
Allstate Corp.                       178,107       7,662
Ambac Financial Group,Inc.            27,047       1,877
American Express Co.                 325,873      15,717
American International
 Group,Inc.                          661,083      43,817
AmSouth Bancorp                       88,819       2,176
AON Corp.                             81,323       1,947

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31,2003

                                                 Market
                                                 Value
                                    Shares       (000)
                                  ----------    --------
FINANCIALS - (CONTINUED)
Apartment Investment &
 Management Co. Class A               25,000    $    862
Bank of America Corp.                376,578      30,288
Bank of New York Co.,Inc.            195,779       6,484
Bank One Corp.                       283,162      12,909
BB&T Corp.                           138,618       5,356
Bear Stearns Cos.,Inc.                25,399       2,031
Capital One Financial Corp.           58,315       3,574
Charles Schwab Corp.                 342,893       4,060
Charter One Financial,Inc.            56,017       1,935
Chubb Corp.                           48,039       3,271
Cincinnati Financial Corp.            40,667       1,703
Citigroup,Inc.                     1,307,771      63,479
Comerica,Inc.                         45,132       2,530
Countrywide Credit
 Industries,Inc.                      46,363       3,517
Equity Office Properties Trust       102,541       2,938
Equity Residential                    69,607       2,054
Fannie Mae                           246,229      18,482
Federal Home Loan Mortgage
 Corp.                               176,146      10,273
Federated Investors,Inc.
 Class B                              27,400         804
Fifth Third Bancorp                  144,100       8,516
First Tennessee National Corp.        31,917       1,408
FleetBoston Financial Corp.          267,085      11,658
Franklin Resources,Inc.               64,244       3,345
Golden West Financial Corp.           38,411       3,964
Goldman Sachs Group,Inc.             119,900      11,838
Hartford Financial Services
 Group,Inc.                           71,488       4,220
Huntington Bancshares,Inc.            59,354       1,335
J.P. Morgan Chase & Co.              517,014      18,990
Janus Capital Group,Inc.              60,619         995
Jefferson-Pilot Corp.                 35,760       1,811
John Hancock Financial
 Services,Inc.                        72,978       2,737
KeyCorp                              105,809       3,102
Lehman Brothers Holdings,Inc.         68,718       5,306
Lincoln National Corp.                45,731       1,846
Loews Corp.                           47,514       2,350
Marsh & McLennan Cos.,Inc.           134,136       6,424
Marshall & Ilsley Corp.               57,992       2,218
MBIA,Inc.                             36,758       2,177
MBNA Corp.                           323,402       8,037
Mellon Financial Corp.               108,723       3,491
Merrill Lynch & Co.,Inc.             239,427      14,042
MetLife,Inc.                         192,407       6,478
MGIC Investment Corp.                 24,962       1,421
Moody's Corp.                         37,865       2,293
Morgan Stanley                       274,443      15,882
National City Corp.                  153,791       5,220
North Fork Bancorp,Inc.               38,090       1,541
Northern Trust Corp.                  55,540       2,578
Plum Creek Timber Co.,Inc.            46,180       1,406
PNC Financial Services
 Group,Inc.                           70,047       3,834
Principal Financial Group,Inc.        81,550       2,697
Progressive Corp.                     54,647       4,568
ProLogis                              45,200       1,450
Providian Financial Corp. (a)         73,473         855
Prudential Financial,Inc.            136,700       5,710
Regions Financial Corp.               56,389       2,098
SAFECO Corp.                          36,364       1,416
Simon Property Group,Inc.             48,263       2,237
SLM Corp.                            113,942       4,293
SouthTrust Corp.                      83,779       2,742
St. Paul Cos.,Inc.                    58,828       2,333
State Street Corp. (Note 4)           84,525       4,402
SunTrust Banks,Inc.                   71,172       5,089
Synovus Financial Corp.               77,604       2,244
T. Rowe Price Group,Inc.              31,490       1,493
Torchmark Corp.                       28,776       1,310
Travelers Property Casualty
 Corp. Class B                       253,956       4,310
U.S. Bancorp                         488,661      14,552
Union Planters Corp.                  49,344       1,554
UnumProvident Corp.                   74,435       1,174
Wachovia Corp.                       335,326      15,623
Washington Mutual,Inc.               227,713       9,136
Wells Fargo Co.                      428,811      25,253
XL Capital,Ltd. Class A               34,632       2,686
Zions Bancorp                         23,219       1,424
                                                --------
                                                 538,469
                                                ========

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31,2003

                                                 Market
                                                 Value
                                    Shares       (000)
                                  ----------    --------
HEALTH CARE - 12.8%
Abbott Laboratories                  396,167    $ 18,461
Aetna,Inc.                            38,532       2,604
Allergan,Inc.                         33,191       2,549
AmerisourceBergen Corp.               28,216       1,584
Amgen,Inc. (a)                       326,875      20,201
Anthem,Inc. (a)                       35,700       2,677
Applera Corp. - Applied
 Biosystems Group                     52,567       1,089
Bausch & Lomb,Inc.                    13,825         718
Baxter International,Inc.            155,626       4,750
Becton,Dickinson & Co.                64,929       2,671
Biogen Idec,Inc. (a)                  82,673       3,041
Biomet,Inc.                           64,441       2,346
Boston Scientific Corp. (a)          207,396       7,624
Bristol-Myers Squibb Co.             491,317      14,052
C.R. Bard,Inc.                        13,097       1,064
Cardinal Health,Inc.                 109,566       6,701
Chiron Corp. (a)                      47,844       2,727
CIGNA Corp.                           36,289       2,087
Eli Lilly & Co.                      284,497      20,009
Express Scripts,Inc. (a)              19,900       1,322
Forest Laboratories,Inc. (a)          92,506       5,717
Genzyme Corp. (a)                     57,105       2,818
Guidant Corp.                         77,964       4,693
HCA,Inc.                             125,359       5,385
Health Management Associates,
 Inc. Class A                         62,198       1,493
Humana,Inc. (a)                       40,925         935
IMS Health,Inc.                       60,181       1,496
Johnson & Johnson                    752,346      38,866
King Pharmaceuticals,Inc. (a)         63,532         969
Manor Care,Inc.                       23,151         800
McKesson Corp.                        73,831       2,374
Medco Health Solutions,Inc. (a)       68,172       2,317
MedImmune,Inc. (a)                    62,265       1,582
Medtronic,Inc.                       307,102      14,928
Merck & Co.,Inc.                     563,903      26,052
Millipore Corp. (a)                   11,728         505
Pfizer,Inc.                        1,934,674      68,352
Quest Diagnostics,Inc. (a)            27,000       1,974
Schering-Plough Corp.                371,824       6,466
St. Jude Medical,Inc. (a)             43,597       2,675
Stryker Corp.                         50,404       4,285
Tenet Healthcare Corp. (a)           119,909       1,925
UnitedHealth Group,Inc.              148,484       8,639
Watson Pharmaceuticals,
  Inc. (a)                            27,003       1,242
WellPoint Health
  Networks,Inc. (a)                   38,389       3,723
Wyeth                                337,431      14,324
Zimmer Holdings,Inc. (a)              61,120       4,303
                                                --------
                                                 347,115
                                                ========
INDUSTRIALS - 10.5%
3M Co.                               198,884      16,911
Allied Waste Industries,Inc.(a)       82,667       1,147
American Power
 Conversion Corp. (a)                 50,067       1,224
American Standard Cos.,Inc. (a)       18,307       1,844
Apollo Group, Inc. (a)                44,875       3,051
Avery Dennison Corp.                  28,670       1,606
Boeing Co.                           213,045       8,978
Burlington Northern
 Santa Fe Corp.                       94,750       3,065
Caterpillar, Inc.                     87,885       7,296
Cendant Corp. (a)                    256,322       5,708
Cintas Corp.                          43,082       2,160
Cooper Industries, Ltd.               23,421       1,357
Crane Co.                             15,002         461
CSX Corp.                             54,724       1,967
Cummins, Inc.                         11,273         552
Danaher Corp.                         38,813       3,561
Deere & Co.                           60,641       3,945
Delta Air Lines, Inc.                 31,293         370
Deluxe Corp.                          12,720         526
Dover Corp.                           51,413       2,044
Eaton Corp.                           19,039       2,056
Emerson Electric Co.                 106,535       6,898
Equifax, Inc.                         35,969         881
FedEx Corp.                           75,446       5,093
Fluor Corp.                           20,406         809
General Dynamics Corp.                50,006       4,520
General Electric Co. (e)           2,545,623      78,863
Goodrich Co.                          30,855         916
H&R Block, Inc.                       45,910       2,542
Honeywell International, Inc.        218,242       7,296

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31,2003

                                                 Market
                                                 Value
                                    Shares       (000)
                                  ----------    --------
INDUSTRIALS - (CONTINUED)
Illinois Tool Works, Inc.             77,964    $  6,542
Ingersoll-Rand Co. Class A            44,550       3,024
ITT Industries, Inc.                  23,902       1,774
Lockheed Martin Corp.                114,071       5,863
Masco Corp.                          116,974       3,206
Monster Worldwide, Inc. (a)           28,492         626
Navistar International Corp. (a)      17,880         856
Norfolk Southern Corp.                99,661       2,357
Northrop Grumman Corp.                46,339       4,430
PACCAR, Inc.                          29,647       2,524
Pall Corp.                            31,474         844
Parker-Hannifin Corp.                 30,023       1,786
Pitney Bowes, Inc.                    59,839       2,431
Power-One, Inc. (a)                   21,100         229
R.R. Donnelley & Sons Co.             28,360         855
Raytheon Co.                         106,314       3,194
Robert Half International,
 Inc. (a)                             43,214       1,009
Rockwell Automation, Inc.             47,820       1,702
Rockwell Collins, Inc.                44,819       1,346
Ryder Systems, Inc.                   15,680         535
Southwest Airlines Co.               202,140       3,263
Textron, Inc.                         34,275       1,956
Thomas & Betts Corp. (a)              16,142         369
Tyco International, Ltd.             506,448      13,421
Union Pacific Corp.                   64,540       4,484
United Parcel Service, Inc.
 Class B                             284,900      21,239
United Technologies Corp.            119,157      11,292
W.W. Grainger, Inc.                   22,809       1,081
Waste Management, Inc.               147,279       4,359
                                                --------
                                                 284,244
                                                ========

INFORMATION TECHNOLOGY - 17.0%
ADC Telecommunications,
 Inc. (a)                            211,127         627
Adobe Systems,Inc.                    59,571       2,341
Advanced Micro
 Devices,Inc. (a)                     87,384       1,302
Agilent Technologies,Inc. (a)        120,127       3,513
Altera Corp. (a)                      96,878       2,199
Analog Devices,Inc.                   93,561       4,271
Andrew Corp. (a)                      41,127         473
Apple Computer,Inc. (a)               91,346       1,952
Applied Materials,Inc. (a)           421,161       9,455
Applied Micro Circuits
 Corp. (a)                            77,142         461
Autodesk,Inc.                         30,015         738
Automatic Data Processing,
 Inc.                                150,438       5,959
Avaya,Inc. (a)                       105,615       1,367
BMC Software,Inc. (a)                 57,336       1,069
Broadcom Corp. (a)                    75,746       2,582
CIENA Corp. (a)                      119,488         793
Cisco Systems,Inc. (a)             1,749,859      42,504
Citrix Systems,Inc. (a)               41,653         884
Computer Associates
 International,Inc.                  148,144       4,050
Computer Sciences Corp. (a)           47,982       2,122
Compuware Corp. (a)                   95,257         575
Comverse Technology,Inc. (a)          47,738         840
Concord EFS,Inc. (a)                 120,040       1,781
Convergys Corp. (a)                   36,005         629
Corning,Inc. (a)                     340,285       3,549
Dell,Inc. (a)                        648,891      22,036
Electronic Arts,Inc. (a)              76,400       3,650
Electronic Data Systems Corp.        121,786       2,989
EMC Corp. (a)                        608,341       7,860
First Data Corp.                     184,502       7,581
Fiserv,Inc. (a)                       49,147       1,942
Gateway,Inc. (a)                      82,065         378
Hewlett-Packard Co.                  772,619      17,747
Intel Corp.                        1,655,903      53,320
International Business
 Machines Corp.                      436,118      40,419
Intuit,Inc. (a)                       50,051       2,648
Jabil Circuit,Inc. (a)                49,813       1,410
JDS Uniphase Corp. (a)               362,319       1,323
KLA Tencor Corp. (a)                  49,464       2,902
Lexmark International
 Group,Inc. Class A (a)               32,602       2,564
Linear Technology Corp.               78,875       3,318
LSI Logic Corp. (a)                   96,135         853
Lucent Technologies,Inc. (a)       1,060,672       3,012
Maxim Integrated Products,Inc.        84,056       4,186
Mercury Interactive Corp. (a)         21,548       1,048

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31,2003

                                                 Market
                                                 Value
                                    Shares       (000)
                                  ----------    --------
INFORMATION TECHNOLOGY - (CONTINUED)
Micron Technology,Inc. (a)           155,632    $  2,096
Microsoft Corp. (e)                2,741,204      75,493
Molex,Inc.                            48,110       1,679
Motorola,Inc.                        589,298       8,292
National Semiconductor
 Corp. (a)                            46,609       1,837
NCR Corp. (a)                         23,992         931
Network Appliance,Inc. (a)            87,867       1,804
Novell,Inc. (a)                       93,442         983
Novellus Systems,Inc. (a)             39,469       1,660
NVIDIA Corp. (a)                      40,351         938
Oracle Corp. (a)                   1,324,338      17,481
Parametric Technology
 Corp. (a)                            59,341         234
Paychex,Inc.                          95,227       3,543
PeopleSoft,Inc. (a)                   92,323       2,105
PerkinElmer,Inc.                      32,157         549
PMC-Sierra,Inc. (a)                   44,724         901
QLogic Corp. (a)                      23,845       1,230
QUALCOMM,Inc.                        202,639      10,928
Sabre Holdings Corp. Class A          38,324         827
Sanmina-SCI Corp. (a)                128,958       1,626
Scientific-Atlanta,Inc.               39,868       1,088
Siebel Systems,Inc. (a)              128,558       1,783
Solectron Corp. (a)                  210,214       1,242
Sun Microsystems,Inc. (a)            825,388       3,706
SunGard Data Systems,Inc. (a)         72,350       2,005
Symantec Corp. (a)                    77,700       2,692
Symbol Technologies,Inc.              58,485         988
Tektronix,Inc. (a)                    21,029         665
Tellabs,Inc. (a)                     104,775         883
Teradyne,Inc. (a)                     50,292       1,280
Texas Instruments,Inc.               438,403      12,880
Thermo Electron Corp. (a)             41,129       1,037
Unisys Corp. (a)                      85,779       1,274
VERITAS Software Corp. (a)           109,083       4,054
Waters Corp. (a)                      31,157       1,033
Xerox Corp. (a)                      199,842       2,758
Xilinx,Inc. (a)                       86,704       3,359
Yahoo!,Inc. (a)                      166,390       7,516
                                                --------
                                                 462,602
                                                ========
MATERIALS - 3.0%
Air Products & Chemicals,Inc.         58,189       3,074
Alcoa,Inc.                           219,046       8,324
Allegheny Technologies,Inc.           17,729         234
Ball Corp.                            14,285         851
Bemis Co.,Inc.                        13,464         673
Boise Cascade Corp.                   21,519         707
Dow Chemical Co.                     233,099       9,690
E.I. Du Pont de Nemours
 & Co.                               252,439      11,584
Eastman Chemical Co.                  20,062         793
Ecolab,Inc.                           65,426       1,791
Engelhard Corp.                       33,330         998
Freeport-McMoRan Copper &
 Gold,Inc. Class B                    43,114       1,816
Georgia-Pacific Group                 64,340       1,973
Great Lakes Chemical Corp.            12,803         348
Hercules,Inc. (a)                     28,098         343
International Flavors &
 Fragrances,Inc.                      24,704         863
International Paper Co.              122,756       5,292
Louisiana Pacific Corp. (a)           26,459         473
MeadWestvaco Corp.                    52,488       1,562
Monsanto Co.                          65,946       1,898
Newmont Mining Corp.                 109,342       5,315
Nucor Corp.                           20,202       1,131
Pactiv Corp. (a)                      40,964         979
Phelps Dodge Corp. (a)                23,005       1,750
PPG Industries,Inc.                   43,290       2,771
Praxair,Inc.                          82,120       3,137
Rohm & Haas Co.                       56,696       2,422
Sealed Air Corp. (a)                  21,136       1,144
Sigma Aldrich Corp.                   17,993       1,029
Temple-Inland,Inc.                    14,314         897
United States Steel Corp.             26,002         911
Vulcan Materials Co.                  25,496       1,213
Weyerhaeuser Co.                      55,524       3,554
Worthington Industries,Inc.           21,829         394
                                                --------
                                                  79,934
                                                ========

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31,2003

                                                Market
                                                Value
                                    Shares      (000)
                                  ----------  ----------
TELECOMMUNICATION SERVICES - 3.3%
Alltel Corp.                          78,798  $    3,670
AT&T Corp.                           199,647       4,053
AT&T Wireless Services,
 Inc. (a)                            694,238       5,547
BellSouth Corp.                      468,128      13,248
CenturyTel,Inc.                       36,608       1,194
Citizens Communications
 Co. (a)                              72,077         895
Nextel Communications,Inc.
 Class A (a)                         278,336       7,810
Qwest Communications
International,Inc. (a)               434,922       1,879
SBC Communications,Inc.              839,004      21,873
Sprint Corp. (Fon Group)             228,384       3,750
Sprint Corp. (PCS Group) (a)         267,678       1,504
Verizon Communications,Inc.          699,898      24,553
                                              ----------
                                                  89,976
                                              ==========
UTILITIES - 2.7%
AES Corp. (a)                        155,914       1,472
Allegheny Energy,Inc. (a)             31,899         407
Ameren Corp.                          41,442       1,906
American Electric Power
 Co.,Inc.                            100,554       3,068
Calpine Corp. (a)                    114,452         550
CenterPoint Energy,Inc.               77,193         748
Cinergy Corp.                         45,958       1,784
CMS Energy Corp.                      36,505         311
Consolidated Edison,Inc.              57,022       2,452
Constellation Energy
 Group,Inc.                           42,303       1,657
Dominion Resources,Inc.               82,987       5,297
DTE Energy Co.                        43,746       1,724
Duke Energy Corp.                    229,477       4,693
Dynegy,Inc. Class A                   94,930         406
Edison International (a)              82,662       1,813
El Paso Corp.                        153,494       1,257
Entergy Corp.                         58,843       3,362
Exelon Corp.                          82,689       5,487
FirstEnergy Corp.                     83,512       2,940
FPL Group,Inc.                        46,489       3,041
KeySpan Corp.                         40,206       1,480
Kinder Morgan,Inc.                    31,038       1,834
NICOR,Inc.                            11,213         382
NiSource,Inc.                         65,967       1,447
Peoples Energy Corp.                   9,331         392
PG&E Corp. (a)                       106,123       2,947
Pinnacle West Capital Corp.           23,081         924
PPL Corp.                             45,768       2,002
Progress Energy,Inc.                  61,808       2,797
Public Service Enterprise
 Group,Inc.                           60,722       2,660
Sempra Energy                         56,689       1,704
Southern Co.                         185,258       5,604
TECO Energy,Inc.                      50,776         732
TXU Corp.                             81,548       1,934
Williams Cos.,Inc.                   135,837       1,334
Xcel Energy,Inc.                     100,397       1,705
                                              ----------
                                                  74,253
                                              ==========
TOTAL COMMON STOCKS
(cost $2,242,328,348)                         $2,608,229
                                              ==========

                                                          Par
                                                        Amount
                                                         (000)
                                                       --------
GOVERNMENT AND AGENCY SECURITIES - 0.2%
United States Treasury Bill (b) (c)
 0.87% due 03/11/04                                    $  5,910       5,900
                                                                   ========
TOTAL GOVERNMENT AND
 AGENCY SECURITIES
 (cost $5,900,002)                                                    5,900
                                                                   ========

                                                        Shares
                                                         (000)
                                                       --------
SHORT TERM INVESTMENTS - 4.6%
AIM Short Term Investment
 Prime Portfolio                                         53,762      53,762
Federated Money Market
 Obligations Trust                                          482         482
State Street Navigator Securities
 Lending Prime Portfolio (d)                             71,147      71,147
                                                                   ========
TOTAL SHORT TERM INVESTMENTS
 (cost $125,390,378)                                                125,391
                                                                   ========

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31,2003

                                                       Market
                                                        Value
                                                        (000)
                                                     ----------
TOTAL INVESTMENTS - 100.9%
 (identified cost $2,373,618,729)                    $2,739,520
OTHER ASSETS AND LIABILITIES
 NET - (0.9)%                                           (24,848)
                                                     ----------

NET ASSETS - 100%                                    $2,714,672
                                                     ==========

(a)      Non-income producing security.

(b) Security held as collateral in relation to initial margin requirements on futures contracts.

(c)      Rate represents annualized yield at date of purchase.

(d) Security represents investment made with cash collateral received from securities loaned.

(e) All or a portion of these securities have been pledged to cover collateral requirements for open futures contracts.

                                                       Number     Unrealized
                                                         of      Appreciation
                                                      Contracts     (000)
                                                      ---------  ------------
SCHEDULE OF FUTURES CONTRACTS
S&P 500 Financial Futures
 Contracts (long)Expiration
 date 03/2004                                              387     $  2,016
                                                                   --------
Total unrealized appreciation
 on open futures contracts
 purchased                                                         $  2,016
                                                                   ========

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003
(Amounts in thousands)

ASSETS
Unaffiliated investments at market (identified cost $2,299,614) - including
 $78,107 of securities loaned (Note 2)                                        $2,663,971
Affiliated investments at market (identified cost $74,005) (Note 4)               75,549
Receivables:
 Investment securities sold                                                       42,495
 Dividends and interest                                                            3,624
 Daily variation margin on futures contracts                                         281
                                                                              ----------
  Total assets                                                                 2,785,920

LIABILITIES
Payables:
 Due upon return of securities loaned                                             71,147
 Management fees (Note 4)                                                            101
                                                                              ----------
  Total liabilities                                                               71,248
                                                                              ----------
NET ASSETS                                                                    $2,714,672
                                                                              ==========

COMPOSITION OF NET ASSETS

Paid-in capital                                                               $2,346,755
Net unrealized appreciation on investments
 and futures contracts                                                           367,917
                                                                              ----------
NET ASSETS                                                                    $2,714,672
                                                                              ==========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
(Amounts in thousands)

INVESTMENT INCOME
 Dividend income - unaffiliated issuers                                                        $  39,328
 Dividend income - non-controlled affiliated issuers                                                  44
 Interest                                                                                            827
 Security lending income (Notes 2 and 4)                                                              82
                                                                                               ---------
  Total Investment Income                                                                         40,281

EXPENSES
 Management fees (Note 4)                                                     $    1,017
                                                                              ----------
  Total Expenses                                                                                   1,017
                                                                                               ---------
NET INVESTMENT INCOME                                                                             39,264
                                                                                               ---------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
 Investments                                                                    (107,517)
 Futures contracts                                                                16,773
                                                                              ----------
                                                                                                 (90,744)

Net change in unrealized appreciation (depreciation) on:
 Investments                                                                     638,263*
 Futures contracts                                                                 2,832
                                                                              ----------
                                                                                                 641,095
                                                                                               ---------
Net realized and unrealized gain                                                                 550,351
                                                                                               ---------
Net Increase in Net Assets Resulting from Operations                                           $ 589,615
                                                                                               =========

*Excludes unrealized depreciation of $1,680 on contributed securities.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                                      For the Year      For the Year
                                                                         Ended             Ended
                                                                    December 31,2003  December 31,2002
                                                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
 Net investment income                                               $      39,264     $      34,956
 Net realized loss on investments,futures contracts,
  and withdrawals in-kind                                                  (90,744)          (70,428)
 Net change in unrealized appreciation (depreciation)                      641,095          (532,213)
                                                                     -------------     -------------
  Net increase (decrease) in net assets resulting from operations          589,615          (567,685)
                                                                     -------------     -------------

CAPITAL TRANSACTIONS
 Proceeds from contributions                                               547,305           557,561
 Contributions in-kind                                                      19,659            41,343
 Fair value of withdrawals                                                (434,455)         (520,988)
 Withdrawals in-kind                                                             -          (209,981)
                                                                     -------------     -------------
  Net increase (decrease) in net assets from capital transactions          132,509          (132,065)
                                                                     -------------     -------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                722,124          (699,750)

NET ASSETS
Beginning of year                                                        1,992,548         2,692,298
                                                                     -------------     -------------
End of year                                                          $   2,714,672     $   1,992,548
                                                                     =============     =============

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

                                                  Year           Year            Year          Period
                                                 Ended          Ended           Ended           Ended
                                                12/31/03       12/31/02        12/31/01       12/31/00*
                                              -----------    -----------     -----------     -----------
SUPPLEMENTAL DATA AND RATIOS:
  Net assets,end of period (in thousands)     $ 2,714,672    $ 1,992,548     $ 2,692,298     $  2,957,271

  Ratios to average net assets:
     Operating expenses                             0.045%         0.045%          0.045%           0.045%+
     Net investment income                           1.74%          1.57%           1.34%            1.14%+

  Portfolio turnover rate**                            12%            13%             14%              18%++

  Total return (a)                                  28.62%        (22.16%)        (11.94%)          (2.41%)++

---------------------

*        The Portfolio commenced operations on March 1,2000.

**       The Portfolio turnover rate excludes in-kind security transactions.

+        Annualized.

++       Not Annualized.

(a) Results represent past performance and are not indicative of future results.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31,2003

1. ORGANIZATION

The State Street Master Funds (the "Trust") is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940,as amended (the "1940 Act"),that was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises seven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street MSCI(R) EAFE(R) Index Portfolio, the State Street Aggregate Bond Index Portfolio,the State Street Money Market Portfolio,and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the "Portfolio"). At December 31,2003,only the Portfolio and State Street MSCI(R) EAFE(R) Index Portfolio had commenced operations. Pursuant to the Trust's Declaration of Trust, the Board of Trustees may issue an unlimited number of non-transferable beneficial interests.

The Portfolio's investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500 Index. The S&P 500 Index is a well-known,unmanaged,stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value,"as determined in good faith pursuant to procedures established by the Board of Trustees.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31,2003

securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends,gains and losses of the Portfolio are deemed to have been "passed through"to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore,no provision has been made for federal income taxes.

FUTURES: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500 Index. Upon entering into a futures contract,the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day,depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission (the "SEC") requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

SECURITIES LENDING: The Trust, on behalf of the Portfolio, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Portfolio may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are secured at all times by cash, U.S. Government securities or irrevocable lines of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities),plus accrued interest and dividends,determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows: 75% to the Portfolio and 25% to State Street. For the year ended December 31, 2003, the earned income for the Portfolio and State Street was $81,642 and $27,214,respectively.

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31,2003

The primary risk associated with securities lending is that if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At December 31, 2003, the value of the securities loaned amounted to $78,107,395. The loans were collateralized with cash of $71,146,646,which the Portfolio then invested in the State Street Navigator Securities Lending Prime Portfolio (the "Prime Portfolio"), an affiliated investment company, and letters of credit from JP Morgan Chase Bank and BNP Paribas in the amounts of $3,321,220 and $5,646,074,respectively.

3. SECURITIES TRANSACTIONS

For the year ended December 31, 2003, purchases and sales of investment securities, excluding short-term investments, futures contracts, and in-kind contributions and withdrawals, aggregated to $406,389,749 and $259,097,959, respectively. The aggregrate value of in-kind contributions and withdrawals were $19,659,189 and $0,respectively.

At December 31, 2003, the cost of investments computed on a federal income tax basis was $2,575,543,868. The aggregate gross unrealized appreciation and gross unrealized depreciation was $587,116,576 and $423,141,026, respectively, resulting in net appreciation of $163,975,550. The differences between book and tax cost amounts are primarily due to wash sales loss deferrals.

4. RELATED PARTY FEES AND TRANSACTIONS

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management,Inc. ("SSgA"), a subsidiary of State Street Corp. and an affiliate of State Street, under which SSgA directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA's services as investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees fees expenses),State Street receives a unitary fee,calculated daily,at the annual rate of 0.045% of the Portfolio's average daily net assets.

Certain investments made by the Portfolio represent securities affiliated with State Street and SSgA. Investments made with cash collateral received from securities loaned were used to purchase shares of the Prime Portfolio, which is offered by State Street and advised by SSgA. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500 Index. The market value of each of these investments at December 31,2003 is listed in the Portfolio of Investments.

During the year,the Portfolio had investment transactions executed through State Street Global Markets LLC,a wholly owned subsidiary of State Street Corp., and an affiliated broker-dealer of SSgA. For the year ended December 31,2003,the Portfolio paid brokerage commissions to State Street Global Markets LLC of $366,175.

STATE STREET EQUITY 500 INDEX PORTFOLIO
REPORT OF ERNST & YOUNG LLP,INDEPENDENT AUDITORS

To the Board of Trustees of State Street Master Funds and
Owners of Beneficial Interest of State Street Equity 500 Index Portfolio:

We have audited the accompanying statement of assets and liabilities,including the portfolio of investments,of the State Street Equity 500 Index Portfolio (one of the portfolios constituting State Street Master Funds) (the "Portfolio") as of December 31,2003,and the related statement of operations for the year then ended,the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis,evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Equity 500 Index Portfolio of State Street Master Funds at December 31,2003,the results of its operations for the year then ended,the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                         ERNST & YOUNG LLP

Boston,Massachusetts
February 6, 2004

STATE STREET EQUITY 500 INDEX PORTFOLIO
STATE STREET MASTER FUNDS
(UNAUDITED)

                                                                                              NUMBER OF
                                                                                               FUNDS IN              OTHER
                              POSITION(S)     TERM OF OFFICE                                 FUND COMPLEX         DIRECTORSHIPS
                               HELD WITH       AND LENGTH OF      PRINCIPAL OCCUPATION       OVERSEEN BY            HELD BY
  NAME,ADDRESS, AND AGE          TRUST          TIME SERVED       DURING PAST FIVE YEARS       TRUSTEE              TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
----------------------------------------------------------------------------------------------------------------------------------
Michael F. Holland            Trustee and     Term:Indefinite     Chairman,Holland &              14          Trustee,State
Holland & Company,LLC         Chairman of     Elected:7/99        Company L.L.C.                              Street
375 Park Avenue               the Board                           (investment adviser),                       Institutional
New York,NY 10152                                                 1995 - present                              Investment
Age:59                                                                                                        Trust; Director
                                                                                                              of the Holland
                                                                                                              Series Fund,
                                                                                                              Inc.; and
                                                                                                              Director,The
                                                                                                              China Fund,
                                                                                                              Inc.
----------------------------------------------------------------------------------------------------------------------------------
William L. Boyan              Trustee         Term:Indefinite     Trustee of Old Mutual           14          Trustee,State
State Street Master Funds                     Elected:7/99        South Africa Master                         Street
P.O.Box 5049                                                      Trust (investments)                         Institutional
Boston,MA 02206                                                   (1995 - present);                           Investment
Age:67                                                            Chairman emeritus,                          Trust; and
                                                                  Children's Hospital (1984 -                 Trustee,Old
                                                                  present); Director,                         Mutual South
                                                                  Boston Plan For                             Africa Master
                                                                  Excellence (non-profit)                     Trust
                                                                  (1994 - present);
                                                                  President and
                                                                  Chief Operations
                                                                  Officer,John
                                                                  Hancock Mutual Life
                                                                  Insurance Company
                                                                  (1959 - 1999).
                                                                  Mr. Boyan retired in
                                                                  1999.
----------------------------------------------------------------------------------------------------------------------------------
Rina K. Spence                Trustee         Term:Indefinite     President of SpenceCare         14          Trustee,State Street
7 Acacia Street                               Elected:7/99        International LLC (1998                     Institutional
Cambridge,MA 02138                                                - present); Member of                       Investment Trust;
Age:55                                                            the Advisory Board,                         Director of
                                                                  Ingenium Corp., (technology                 Berkshire Life
                                                                  company) (2001 - present);                  Insurance Company of
                                                                  Chief Executive Officer,                    America; and
                                                                  IEmily.com, (internet                       Director, IEmily.com
                                                                  company) (2000 - 2001);
                                                                  Chief Executive Officer of
                                                                  Consesus Pharmaceutical,
                                                                  Inc., (1998 - 1999);
                                                                  Founder; President, and
                                                                  Chief Executive Officer of
                                                                  Spence Center for Woman's
                                                                  Health (1994 - 1998);
                                                                  Trustee, Eastern
                                                                  Enterprise, (utilities)
                                                                  (1998 - 2000).
----------------------------------------------------------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
STATE STREET MASTER FUNDS
(UNAUDITED)

                                                                                              NUMBER OF
                                                                                               FUNDS IN              OTHER
                              POSITION(S)     TERM OF OFFICE                                 FUND COMPLEX         DIRECTORSHIPS
                               HELD WITH       AND LENGTH OF      PRINCIPAL OCCUPATION       OVERSEEN BY            HELD BY
  NAME,ADDRESS, AND AGE          TRUST          TIME SERVED       DURING PAST FIVE YEARS       TRUSTEE              TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
----------------------------------------------------------------------------------------------------------------------------------
Douglas T. Williams           Trustee         Term:Indefinite     Executive Vice President         14         Trustee,State Street
State Street Master Funds                     Elected:7/99        of Chase Manhattan Bank,                    Institutional
P.O. Box 5049                                                     (1987 - 1999). Mr.                          Investment Trust
Boston,MA 02206                                                   Williams retired in 1999.
Age:63
----------------------------------------------------------------------------------------------------------------------------------
OFFICERS:
----------------------------------------------------------------------------------------------------------------------------------
Donald A. Gignac              President       Term:Indefinite     Senior Vice President            --          --
State Street Bank and Trust                   Elected:8/03        of State Street Bank and
Company                                                           Trust Company (2002 -
2 Avenue de Lafayette                                             present); and Vice
Boston,MA 02111                                                   President of State
Age:38                                                            Street Bank and Trust
                                                                  Company (1993 to 2002).
----------------------------------------------------------------------------------------------------------------------------------
Karen Gillogly                Treasurer       Term:Indefinite     Vice President of State          --          --
State street Bank and Trust                   Elected:9/03        Street Bank and Trust
Company                                                           Company (1999 - present);
One Federal Street                                                Audit Senior Manager,
Boston,MA 02110                                                   Ernst & Young LLP
Age:37                                                            (1998 - 1999).
----------------------------------------------------------------------------------------------------------------------------------
Julie A. Tedesco              Secretary       Term:Indefinite     Vice President and               --          --
State Street Bank and Trust                   Elected:5/00        Counsel of State Street
Company                                                           Bank & Trust Company
One Federal Street                                                (2000 - present); Counsel
Boston,MA 02110                                                   of First Data Investor
Age:46                                                            Services Group,Inc.,
                                                                  (1994 - 2000).
----------------------------------------------------------------------------------------------------------------------------------

ITEM 2. CODE OF ETHICS.

As of the end of the period, December 31, 2003, State Street Institutional Investment Trust (the "Trust" or "Registrant") has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Trust's principal executive officer and principal financial officer. The Trust has not made any amendments to its code of ethics during the covered period. The Trust has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the Trust's code of ethics is filed as Exhibit 11(a)(1) to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust's Board of Trustees (the "Board") has determined that the Trust has the following "audit committee financial experts" as defined in Item 3 of Form N-CSR serving on its Audit Committee: Messrs. Michael F. Holland, William L. Boyan and Douglas T. Williams and Ms. Rina K. Spence. Each of the audit committee financial experts is "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a)      Audit Fees

                  For the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP ("E&Y"), the Trust's principal accountant, for the audit of the Trust's annual financial statements and services normally provided by E&Y in connection with the Trust's statutory and regulatory filings or engagement were $20,000 and $19,000, respectively.

         (b)      Audit-Related Fees

                  For the fiscal years ended December 31, 2003 and December 31, 2002, there were no fees for assurance and related services by E&Y reasonably related to the performance of the audit of the Trust's financial statements that were not reported under (a) of this Item.

         (c)      Tax Fees

                  For the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate tax fees billed for professional services rendered by E&Y for tax compliance, tax advice, and tax planning were $10,000 and $9,000, respectively. Services included the review of income and excise tax returns for the Trust.

         (d)      All Other Fees

                  For the fiscal years ended December 31, 2003 and December 31, 2002, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in (a) through
                  (c).

                  For the fiscal years ended December 31, 2003 and December 31, 2002, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to SSgA Funds Management, Inc. (the "Adviser") and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Trust's audit committee.

         (e)(1)   Audit Committee Pre-Approval Policies and Procedures

                  The Trust's Audit Committee Charter states the following with respect to pre-approval procedures:

                      "Pre-Approval Requirements. Before the independent accountants are engaged by the Trust to render audit or non-audit services, either:

                           1. The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting; or

                           2. The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee's responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

                      De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if:
                      (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent accountants during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

                      Pre-Approval of Non-Audit Services Provided to the Adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent accountants to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent accountants' engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent accountants to notify the Audit Committee of any non-audit services that need to be pre-approved.

                      Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the "total amount of revenues" calculation is based on the total amount of revenues paid to the independent accountants by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person)."

         (e)(2)   Percentages of Services

                  None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph
                  (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

         (f) Not applicable.

         (g)      Total Fees Paid By Adviser and Certain Affiliates

                  For the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate non-audit fees billed by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were $4,079,000 and $5,197,000, respectively.

         (h)      Not applicable.

ITEM 5. DISCLOSURE OF AUDIT COMMITTEES FOR LISTED COMPANIES.

Not applicable to the Registrant.

ITEM 6. [RESERVED BY SEC FOR FUTURE USE.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable to the Registrant.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(1)   Code of Ethics referred to in Item 2.

(a)(2) Certifications of principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the 1940 Act.

(b) Certifications of principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(b) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(REGISTRANT):              State Street Institutional Investment Trust

By:                        /s/Donald A. Gignac
                           ------------------------------------------
                           Donald A. Gignac
                           President

By:                        /s/Karen D. Gillogly
                           ------------------------------------------
                           Karen D. Gillogly
                           Treasurer

Date:                      March 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:                        /s/Donald A. Gignac
                           -------------------------------------------
                           Donald A. Gignac
                           President

By:                        /s/Karen D. Gillogly
                           -------------------------------------------

                           Karen D. Gillogly
                           Treasurer

Date:                      March 8, 2004